Schedule I Condensed Non-Consolidated Financial Information of Registrant - Condensed Balance Sheet (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current
Cash and cash equivalents (note 8)	$ 424,169	$ 445,452	$ 567,994
Accounts receivable, including non-trade of $7,883 (2017 - $15,273) and related party balances of $57,062 (2017 - $16,068)	174,031	159,859
Prepaid expenses and other (notes 1 and 15)	77,496	38,180
Current portion of loans to equity-accounted investments (note 22)	169,197	107,486
Total current assets	898,021	832,711
Investments in subsidiaries (note 1)	1,288,444	1,335,123
Other non-current assets (notes 2, 15)	57,807	83,211
Total assets	8,391,670	8,092,437
Current
Accounts payable	31,201	24,107
Due to affiliates	75,292	49,100
Total current liabilities	686,129	1,364,932
Long-term debt (note 8)	3,077,386	2,616,808
Other long-term liabilities (notes 7, 9, 21)	133,045	136,369
Total liabilities	5,524,642	5,212,781
Equity
Common stock and additional paid-in capital ($0.001 par value; 725,000,000 shares authorized; 100,435,210 shares outstanding and issued (2017 – 89,127,041)) (note 12)	1,045,659	919,078
Accumulated deficit	(234,395)	(135,892)
Total liabilities and equity	8,391,670	8,092,437
Teekay Parent
Current
Cash and cash equivalents (note 8)	81,681	22,050
Accounts receivable, including non-trade of $7,883 (2017 - $15,273) and related party balances of $57,062 (2017 - $16,068)	202	699
Prepaid expenses and other (notes 1 and 15)	12	175
Current portion of loans to equity-accounted investments (note 22)	676,087	736,938
Total current assets	757,982	759,862
Investments in subsidiaries (note 1)	488,547	1,117,291
Other non-current assets (notes 2, 15)	329	297
Total assets	1,246,858	1,877,450
Current
Accounts payable	1,339	1,660
Accrued liabilities	24,641	24,972
Due to affiliates	203,585	254,983
Other current liabilities	584	2,239
Total current liabilities	230,149	283,854
Long-term debt (note 8)	614,341	586,982
Other long-term liabilities (notes 7, 9, 21)	7,911	10,783
Total liabilities	852,401	881,619
Equity
Common stock and additional paid-in capital ($0.001 par value; 725,000,000 shares authorized; 100,435,210 shares outstanding and issued (2017 – 89,127,041)) (note 12)	1,045,659	919,078
Accumulated deficit	(651,202)	76,753
Total equity	394,457	995,831
Total liabilities and equity	$ 1,246,858	$ 1,877,450